VESSEL HELD FOR SALE	12 Months Ended
Dec. 31, 2012
VESSEL HELD FOR SALE [Abstract]
VESSEL HELD FOR SALE	12. VESSEL HELD FOR SALE The balance at December 31, 2012 represents the VLCC Mayfair.